Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
		Nov. 29, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Fair Market Value						$ 1,488,700	$ 1,964,400
Cash and Cash Equivalents, at Carrying Value	[1]					914,200	1,028,100
Right-of-use operating lease assets						53,500	61,600
Other assets						590,800	309,600
Total assets						15,748,500	15,224,800
LIABILITIES
Accrued expenses and other payables	[2]					237,200	214,400
Short-Term Debt						300,000	300,000
Operating lease liabilities						75,600	86,100
Total liabilities						12,376,600	12,316,300
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares						604	604
Preference shares, value						970,500	753,500
Additional paid in capital						761,200	761,200
Retained earnings						2,029,700	1,793,500
Total accumulated other comprehensive (loss)						(390,100)	(400,300)	$ (506,300)
Total shareholders’ equity						3,371,900	2,908,500
Total liabilities and shareholders’ equity						$ 15,748,500	$ 15,224,800
Ordinary shares, issued						60,395,839	60,395,839
Ordinary shares, par value						$ 0.01	$ 0.01
Preference shares, par value						$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued					11,000,000,000,000	11,000,000	11,000,000
Preference shares, rate		5.95%			5.95%	5.95%	5.95%
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued				10,000,000		10,000,000	10,000,000
Preference shares, rate				5.625%		5.625%	5.625%
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRE)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued			10,000,000			10,000,000	10,000,000
Preference shares, rate			5.625%			5.625%	5.625%
Preference shares, par value						$ 0.0015144558	$ 0.0015144558
Parent Company
ASSETS
Fair Market Value						$ 44,300	$ 43,200
Cash and Cash Equivalents, at Carrying Value						43,500	43,500	$ 44,400	$ 45,000
Investments in subsidiaries (1)						3,361,300	3,284,200
Other Receivables						275,000	0
Other recievables due from affiliates						20,600	4,300
Right-of-use operating lease assets						1,000	1,500
Other assets						44,700	5,600
Total assets						3,790,400	3,382,300
LIABILITIES
Accrued expenses and other payables						20,700	27,800
Other Liabilities						96,900	144,700
Long-term debt						300,000	300,000
Operating lease liabilities						900	1,300
Total liabilities						418,500	473,800
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares						600	600
Preference shares, value						970,500	753,500
Additional paid in capital						761,200	761,200
Retained earnings						2,029,700	1,793,500
Unrealized (loss)/gains on investments						(198,200)	(227,600)
(Loss)/gain on derivatives						(5,300)	(200)
Gains on foreign currency translation (start of period)						(172,500)
Gains on foreign currency translation (end of period)						(186,600)	(172,500)
Total accumulated other comprehensive (loss)						(390,100)	(400,300)
Total liabilities and shareholders’ equity						$ 3,790,400	$ 3,382,300

[1]	Cash and cash equivalents includes restricted cash of $181.9 million (2023 — $323.2 million) which are held in trusts.
[2]	Includes amounts due to related parties of $4.0 million for investment management fees (2023 — $2.1 million), and $1.3 million for management consulting fees (2023 — $1.2 million).